CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 1,210.9	$ 575.1
Restricted cash	13.7	15.2
Accounts receivable and other assets	122.3	137.4
Current income tax recoverable	29.9	43.2
Inventories	1,072.9	1,053.8
Current assets	2,449.7	1,824.7
Non-current assets
Property, plant and equipment	7,653.5	6,340.0
Goodwill	158.8	158.8
Long-term investments	113.0	126.2
Investment in joint venture	18.3	18.4
Other long-term assets	537.2	572.7
Deferred tax assets	2.7	35.2
Total assets	10,933.2	9,076.0
Current liabilities
Accounts payable and accrued liabilities	479.2	469.3
Current income tax payable	114.5	68.0
Current portion of long-term debt and credit facilities	499.7
Current portion of provisions	63.8	57.9
Other current liabilities	49.7	20.3
Deferred payment obligation	141.5
Current liabilities	1,348.4	615.5
Non-current liabilities
Long-term debt and credit facilities	1,424.2	1,837.4
Provisions	861.1	838.6
Long-term lease liabilities	46.3	38.9
Other long-term liabilities	102.4	108.5
Deferred tax liabilities	487.8	304.5
Total liabilities	4,270.2	3,743.4
Equity
Common share capital	4,473.7	14,926.2
Contributed surplus	10,709.0	242.1
Accumulated deficit	(8,562.5)	(9,829.4)
Accumulated other comprehensive income (loss)	(23.7)	(20.4)
Total common shareholders' equity	6,596.5	5,318.5
Non-controlling interests	66.5	14.1
Total equity	6,663.0	5,332.6
Commitments and contingencies
Subsequent events
Total liabilities and equity	$ 10,933.2	$ 9,076.0
Common shares
Common shares issued (shares)	1,258,320,461	1,253,765,724